Summary of Significant Accounting Policies - Acquisitions and Dispositions (Details) - USD ($) $ in Millions		3 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 7,446	$ 6,022	$ 5,814
Charles River Development
Business Acquisition [Line Items]
Percent interest acquired	100.00%
Payment for acquisition	$ 2,600
Revenue since acquisition		121
Expense since acquisition		$ 57
Goodwill	1,500
Goodwill expected to be tax deductible	1,400
Identifiable intangible assets	$ 1,000
Minimum | Charles River Development
Business Acquisition [Line Items]
Useful life of acquired identifiable intangible assets	10 years
Maximum | Charles River Development
Business Acquisition [Line Items]
Useful life of acquired identifiable intangible assets	18 years